Pension Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Number of participants	30
Number of retired plan participants	28
Net periodic benefit cost, discount rate	3.00%
Actuarial gain (loss)	$ (533)	$ (1,291)	$ 158